Investment Objectives and Goals	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cromwell CenterSquare Real Estate Fund’s (the “CenterSquare Fund” or the “Fund”) investment objective is to achieve a combination of income and long-term capital appreciation.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Cromwell Long Short Fund (the “Long Short Fund” or the “Fund”) is capital appreciation.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Cromwell Tran Focus Fund (the “Tran Fund” or the “Fund”) is to provide principal preservation and long-term capital appreciation.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cromwell Foresight Global Infrastructure Fund’s (the “Foresight Fund’ or the “Fund”) investment objective is to achieve capital appreciation.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Cromwell Greenspring Mid Cap Fund’s (the “Greenspring Fund” or the “Fund”) investment objective is long-term capital appreciation.